Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
At beginning of the period	$ (9,869)	$ (6,336)	$ (1,535)
Additional provisions	(7,046)	(5,391)	(4,828)
Write-off	1,893	1,210	97
Foreign currency translation impact	125	648	(70)
At end of the period	$ (14,897)	$ (9,869)	$ (6,336)